FINANCIAL INSTRUMENTS, Derivative Financial Instruments (Details) - Currency Risk [Member]
₽ in Millions, € in Millions, ₨ in Millions, ر.ق in Millions, د.ك in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, RM in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AED (د.إ)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 QAR (ر.ق)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 KWD (د.ك)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AED (د.إ)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 QAR (ر.ق)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 KWD (د.ك)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 MYR (RM)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AED (د.إ)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 QAR (ر.ق)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 KWD (د.ك)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 MYR (RM)
Australian Dollar [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	€ 134.8						$ 217.8										€ 118.7						$ 189.9										€ 126.3						$ 204.9
British Pound [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	(193.2)														£ (175.0)		(239.8)														£ (204.1)		(233.6)														£ (208.9)
Canadian Dollar [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	(5.1)							$ (8.0)									(3.4)							$ (5.0)									(5.8)							$ (9.0)
Chineese Yuan [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	14.5					¥ 115.4											0.0					¥ 0.0											0.0					¥ 0.0
Euro [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	151.2																(737.3)																522.0
Indian Rupee [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	4.7								₨ 423.8								0.0								₨ 0.0								0.0								₨ 0.0
Japanese Yen [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	11.8												¥ 1,488.5				35.9												¥ 4,376.7				64.9												¥ 8,158.1
Kuwaiti Dinar [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	3.6													د.ك 1.3			0.0													د.ك 0.0			0.0													د.ك 0.0
Malaysian Ringit [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	39.1															RM 193.2	78.1															RM 359.0	83.9															RM 396.8
Mexican Pesos [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	59.5				$ 1,444.8												(14.1)				$ (300.0)												(11.1)				$ (250.0)
Norwegian krone [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	23.6			kr 250.0													43.2			kr 426.1													22.4			kr 223.2
Quatarin Ryal [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	1.1										ر.ق 5.0						0.0										ر.ق 0.0						0.0										ر.ق 0.0
Russian Ruble [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	(6.2)									₽ (561.9)							0.0									₽ 0.0							0.0									₽ 0.0
Singapore Dollar [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	9.3											$ 15.0					1.1											$ 1.6					3.5											$ 5.4
U.A.E Dirham [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	(0.4)		د.إ (1.6)														0.0		د.إ 0.0														0.0		د.إ 0.0
U.S Dollar [Member]
Foreign Exchange Rate Forward Contracts [Abstract]
Net notional amount bought (sold)	€ (1,144.3)	$ (1,392.3)															€ (733.0)	$ (823.2)															€ (456.6)	$ (522.8)